Cover Page	11 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Artius Acquisition Inc.
Entity Central Index Key	0001802457
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false